Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$849,292.04

Principal:
Principal Collections	$14,597,789.77
Prepayments in Full	$5,831,138.19
Liquidation Proceeds	$172,643.32
Recoveries	$28,507.55
Sub Total	$20,630,078.83
Collections	$21,479,370.87

Purchase Amounts:
Purchase Amounts Related to Principal	$75,385.70
Purchase Amounts Related to Interest	$332.67
Sub Total	$75,718.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,555,089.24

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,555,089.24
Servicing Fee	$381,777.35	$381,777.35	$0.00	$0.00	$21,173,311.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,173,311.89
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,173,311.89
Interest - Class A-3 Notes	$49,487.64	$49,487.64	$0.00	$0.00	$21,123,824.25
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$21,068,699.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,068,699.25
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$21,045,675.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,045,675.08
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$21,027,470.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,027,470.41
Regular Principal Payment	$18,927,188.79	$18,927,188.79	$0.00	$0.00	$2,100,281.62
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,100,281.62
Residual Released to Depositor	$0.00	$2,100,281.62	$0.00	$0.00	$0.00

Total		$21,555,089.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,927,188.79
Total					$18,927,188.79
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,927,188.79	$41.59	$49,487.64	$0.11	$18,976,676.43	$41.70
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$18,927,188.79	$14.38	$145,841.48	$0.11	$19,073,030.27	$14.49

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$197,950,555.37	0.4349988	$179,023,366.58	0.3934061
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$398,740,555.37	0.3030220	$379,813,366.58	0.2886383

Pool Information
Weighted Average APR	2.296%	2.298%
Weighted Average Remaining Term	35.18	34.36
Number of Receivables Outstanding	23,324	22,807
Pool Balance	$458,132,818.83	$437,269,253.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$428,640,494.08	$409,400,351.82
Pool Factor	0.3236546	0.3089153

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$27,868,902.16
Targeted Overcollateralization Amount	$57,455,887.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,455,887.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		32	$186,607.87
(Recoveries)		48	$28,507.55
Net Loss for Current Collection Period			$158,100.32
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4141%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2714%
Second Prior Collection Period			0.2487%
Prior Collection Period			0.1943%
Current Collection Period			0.4238%
Four Month Average (Current and Prior Three Collection Periods)			0.2845%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1326	$3,908,495.89
(Cumulative Recoveries)			$706,636.41
Cumulative Net Loss for All Collection Periods			$3,201,859.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2262%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,947.58
Average Net Loss for Receivables that have experienced a Realized Loss			$2,414.68

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.58%	275	$6,896,433.95
61-90 Days Delinquent	0.18%	33	$795,828.12
91-120 Days Delinquent	0.04%	6	$187,880.11
Over 120 Days Delinquent	0.05%	11	$239,723.48
Total Delinquent Receivables	1.86%	325	$8,119,865.66

Repossession Inventory:
Repossessed in the Current Collection Period		11	$316,194.06
Total Repossessed Inventory		17	$516,969.38

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1883%
Prior Collection Period			0.2229%
Current Collection Period			0.2192%
Three Month Average			0.2102%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2798%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	30

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	99	$2,398,054.06
2 Months Extended	112	$2,880,328.55
3+ Months Extended	20	$450,125.68

Total Receivables Extended	231	$5,728,508.29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer